Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Jun. 28, 2019	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions
Dividends receivable and other amounts due from related parties		$ 9,789	$ 33,395
Amounts due to related parties		79	169
Other receivables
Related Party Transactions
Dividends receivable and other amounts due from related parties		398	113
Ship management creditors
Related Party Transactions
Amounts due to related parties		478	268
Amounts due to related parties
Related Party Transactions
Amounts due to related parties		79	169
Reimbursement of expenses incurred, payables for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties		79	169
Associates | Dividends receivable
Related Party Transactions
Dividends receivable and other amounts due from related parties		775	885
The Cool Pool Limited / Joint venture | Golar - Cool Pool participant
Related Party Transactions
Percentage of interest transferred out	100.00%
The Cool Pool Limited / Joint venture | Accrued income receivable
Related Party Transactions
Dividends receivable and other amounts due from related parties		$ 8,616	$ 32,397